Financial income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial income
Interest	€ 1,834	€ 2,502	€ 2,571
Exchange differences	2,463	4,925	1,254
Fair value adjustment foreign currency swaps	4		343
Fair value adjustment synthetic warrants	1,603
Other	24	20	6
Total financial income	€ 5,928	€ 7,447	€ 4,174